Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Retirement Income 2020 Fund

Supplement to Prospectus Dated May 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds).

The fund currently invests in the I Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s I Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time that the fund begins investing in the Z Class of its Underlying Funds, the fund will begin charging an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. The all-inclusive management fee rate declines over time as the fund nears and then passes its predetermined target date.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.57%[a,b]

Distribution and service (12b-1) fees	—

Other expenses	—	[a]

Acquired fund fees and expenses	—	[a]

Total annual fund operating expenses	0.57	[a]

a Restated to reflect current fees.

b The management fee will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$59	$182	$313	$683

The Retirement Income 2020 Fund is managed based on the specific retirement year (target date 2020) included in its name, which refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. Over time, the allocations to asset classes and Underlying Funds change according to a predetermined “glide path,” which represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative—both prior to and after retirement—as time elapses.

Beginning in the second quarter of 2020, the fund will begin to modify its glide path by increasing the overall equity allocation at certain points in the fund’s investment life cycle. The overall neutral allocations to stocks and bonds at the target date will remain the same, but the equity allocations will generally increase later in the glide path in the years following retirement. The transition from the original glide path to the enhanced glide path is expected to occur gradually over time and may take up to two years to fully implement, based on the changes that are necessary as a result of the fund’s positioning on the original glide path.

Accordingly, effective April 1, 2020, the disclosure that appears under “Principal Investment Strategies” in Section 1 is supplemented as follows:

Within the next two years, the fund will shift from its original glide path to an enhanced glide path. The overall allocation to stocks at the end of the enhanced glide path (30 years past retirement) will increase from 20% to 30%. There are increases to the overall equity allocation along other points of the enhanced glide path, but the overall equity allocation at the target date will remain at 55%. The following illustrates how the enhanced glide path compares with the original glide path over the entire life cycle of a Retirement Fund (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds):

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.

T. Rowe Price Retirement Income 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Retirement Income 2020 Fund

Supplement to Prospectus Dated May 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds).

The fund currently invests in the I Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s I Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time that the fund begins investing in the Z Class of its Underlying Funds, the fund will begin charging an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. The all-inclusive management fee rate declines over time as the fund nears and then passes its predetermined target date.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.57%[a,b]

Distribution and service (12b-1) fees	—

Other expenses	—	[a]

Acquired fund fees and expenses	—	[a]

Total annual fund operating expenses	0.57	[a]

a Restated to reflect current fees.

b The management fee will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$59	$182	$313	$683

The Retirement Income 2020 Fund is managed based on the specific retirement year (target date 2020) included in its name, which refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. Over time, the allocations to asset classes and Underlying Funds change according to a predetermined “glide path,” which represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative—both prior to and after retirement—as time elapses.

Beginning in the second quarter of 2020, the fund will begin to modify its glide path by increasing the overall equity allocation at certain points in the fund’s investment life cycle. The overall neutral allocations to stocks and bonds at the target date will remain the same, but the equity allocations will generally increase later in the glide path in the years following retirement. The transition from the original glide path to the enhanced glide path is expected to occur gradually over time and may take up to two years to fully implement, based on the changes that are necessary as a result of the fund’s positioning on the original glide path.

Accordingly, effective April 1, 2020, the disclosure that appears under “Principal Investment Strategies” in Section 1 is supplemented as follows:

Within the next two years, the fund will shift from its original glide path to an enhanced glide path. The overall allocation to stocks at the end of the enhanced glide path (30 years past retirement) will increase from 20% to 30%. There are increases to the overall equity allocation along other points of the enhanced glide path, but the overall equity allocation at the target date will remain at 55%. The following illustrates how the enhanced glide path compares with the original glide path over the entire life cycle of a Retirement Fund (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds):

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.